[LOGO] FIRST AMERICAN FUNDS            MAY 1, 2001
                                       AS SUPPLEMENTED OCTOBER 15, 2001



                                       PROSPECTUS

                                       FIRST AMERICAN INSURANCE PORTFOLIOS, INC.


                                       ASSET CLASS -- EQUITY FUNDS


                       INSURANCE PORTFOLIOS
                            CLASS IA SHARES


                                       LARGE CAP GROWTH PORTFOLIO
                                       MID CAP GROWTH PORTFOLIO
                                       SMALL CAP GROWTH PORTFOLIO
                                       TECHNOLOGY PORTFOLIO
                                       INTERNATIONAL PORTFOLIO







                                       AS WITH ALL MUTUAL FUNDS, THE
                                       SECURITIES AND EXCHANGE COMMISSION
                                       HAS NOT APPROVED OR DISAPPROVED THE
                                       SHARES OF THESE PORTFOLIOS, OR
                                       DETERMINED IF THE INFORMATION IN
                                       THIS PROSPECTUS IS ACCURATE OR
                                       COMPLETE. ANY STATEMENT TO THE
                                       CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF
CONTENTS


PORTFOLIO SUMMARIES
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         Large Cap Growth Portfolio                                   2
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         Mid Cap Growth Portfolio                                     3
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         Small Cap Growth Portfolio                                   4
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         Technology Portfolio                                         5
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         International Portfolio                                      6
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POLICIES & SERVICES
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         Buying and Selling Shares                                    7
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         Managing Your Investment                                     7
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ADDITIONAL INFORMATION
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         Management                                                   8
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         Comparative Fund Performance                                 9
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         More About The Portfolios                                   13
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         Financial Highlights                                        15
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FOR MORE INFORMATION                                         Back Cover
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


PORTFOLIO SUMMARIES

INTRODUCTION



This section of the prospectus describes the objectives of the portfolios, summarizes the main investment strategies used by each portfolio in trying to achieve its objectives, and highlights the risks involved with these strategies. (Note that individual investors cannot purchase shares of the portfolios directly. Shares of the portfolios may be purchased only by the separate accounts of participating insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.)

AN INVESTMENT IN THE PORTFOLIOS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                              1 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

PORTFOLIO SUMMARIES

LARGE CAP GROWTH PORTFOLIO

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OBJECTIVE

Large Cap Growth Portfolio's objective is long-term growth of capital.

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MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Growth Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o        above average growth in revenue and earnings.

o        strong competitive position.

o        strong management.

o        sound financial condition.

Up to 25% of the portfolio's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, growth stocks and/or large capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. The portfolio is subject to the risk that the other party to a securities lending agreement will default on its obligations.

--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE

Because shares of Large Cap Growth Portfolio were not offered for a full calendar year, no actual performance is presented.

                              2 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

PORTFOLIO SUMMARIES

MID CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------
OBJECTIVE

Mid Cap Growth Portfolio has an objective of growth of capital.

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MAIN INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Growth Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell Midcap Index ranged from approximately $32 million to $20.5 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o        above average growth in revenue and earnings.

o        strong competitive position.

o        strong management.

o        sound financial condition.

Under certain market conditions, the portfolio may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access than individual investors have to IPOs, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the portfolio's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or mid-cap stocks may underperform the market as a whole.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. The portfolio is subject to the risk that the other party to a securities lending agreement will default on its obligations.

--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE

Because shares of Mid Cap Growth Portfolio were not offered for a full calendar year, no actual performance is presented.

                              3 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

PORTFOLIO SUMMARIES

SMALL CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------
OBJECTIVE

Small Cap Growth Portfolio has an objective of growth of capital.

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MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Growth Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $39 million to $2.9 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o        above average growth in revenue and earnings.

o        strong competitive position.

o        strong management.

o        sound financial condition.

Under certain market conditions, the portfolio may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access than individual investors have to IPOs, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the portfolio's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, growth stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of largercapitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. The portfolio is subject to the risk that the other party to a securities lending agreement will default on its obligations.

--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE

Because shares of Small Cap Growth Portfolio were not offered for a full calendar year, no actual performance is presented.

                              4 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

PORTFOLIO SUMMARIES

TECHNOLOGY PORTFOLIO

--------------------------------------------------------------------------------
OBJECTIVE

Technology Portfolio has an objective of long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Technology Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies which the portfolio's advisor believes either have, or will develop, products, processes or services that will provide or will benefit significantly from technological innovations, advances and improvements. These may include:

o        inexpensive computing power, such as personal computers.

o        improved methods of communications, such as satellite transmission.

o technology-related services such as internet-related marketing services.

The prime emphasis of the portfolio is to identify companies which the advisor believes are positioned to benefit from technological advances in areas such as semiconductors, computers, software, communications, and online services. Companies in which the portfolio invests may include development stage companies (companies that do not have significant revenues) and small capitalization companies. The advisor will generally select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

Under certain market conditions, the portfolio may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access than individual investors have to IPOs, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the portfolio's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry or sector of the market.

RISKS OF NON-DIVERSIFICATION. The portfolio is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified portfolio. Because a relatively high percentage of the portfolio's assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the portfolio's securities may be more susceptible to any single economic, technological or regulatory occurrence than the securities of a diversified mutual fund.

RISKS OF THE TECHNOLOGY SECTOR. Because the portfolio invests primarily in technology related stocks, it is particularly susceptible to risks associated with the technology industry. Competitive pressures may have a significant effect on the financial condition of companies in that industry.

RISKS OF DEVELOPMENT STAGE AND SMALL CAP STOCKS.

Stocks of development stage and small capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Companies involved in IPOs generally have limited operating histories and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. The portfolio is subject to the risk that the other party to a securities lending agreement will default on its obligations.

--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE

Because shares of Technology Portfolio were not offered for a full calendar year, no actual performance is presented.

                              5 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

PORTFOLIO SUMMARIES

INTERNATIONAL PORTFOLIO

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OBJECTIVE

International Portfolio has an objective of long-term growth of capital.

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MAIN INVESTMENT STRATEGIES

Under normal market conditions, International Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in equity securities that trade in markets other than the United States. These securities generally are issued by companies:

o        that are domiciled in countries other than the United States, or

o that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States.

Normally, the portfolio will invest in securities traded in at least three foreign countries.

Stocks are selected by determining which companies represent the best values relative to their long-term growth prospects and local markets through the use of a screening tool that focuses on valuation ranges. Focus is placed on companies with steady, sustainable earnings growth rates that sell at a multiple lower than the average for that growth rate in the local market. Fundamental analysis is another important factor in terms of evaluating companies' balance sheets, market share and strength of management.

Equity securities in which the portfolio invests include common and preferred stock. In addition, the portfolio may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the portfolio may enter into forward foreign currency exchange contracts.

To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

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MAIN RISKS

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

RISKS OF EQUITY SECURITIES. Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry or sector of the world market.

RISKS OF INTERNATIONAL INVESTING. International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor's ability to invest substantial portions of the portfolio's assets in a small number of countries, the portfolio may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

RISKS OF EMERGING MARKETS. The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

RISKS OF SMALLER CAPITALIZATION COMPANIES. Stocks of smaller capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

RISKS OF FOREIGN CURRENCY HEDGING TRANSACTIONS. If the sub-advisor's forecast of exchange rate movements is incorrect, the portfolio may realize losses on its foreign currency transactions. In addition, the portfolio's hedging transactions may prevent the portfolio from realizing the benefits of a favorable change in the value of foreign currencies.

RISKS OF SECURITIES LENDING. The portfolio is subject to the risk that the other party to a securities lending agreement will default on its obligations.

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PORTFOLIO PERFORMANCE

Because shares of International Portfolio were not offered for a full calendar year, no actual performance is presented.

                              6 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

POLICIES & SERVICES

BUYING AND SELLING SHARES

Shares of the portfolios are only made available through separate investment accounts of participating insurance companies as an underlying investment for your variable annuity contract or variable life insurance policy. Individual investors cannot obtain shares of the portfolios directly. Please refer to the accompanying prospectus of the participating insurance company for more information on how to select the portfolios as an investment option.

Your participating insurance company is the portfolios' designee for receipt of purchase orders for your variable annuity contract or variable life insurance policy. The portfolios do not impose any separate charge on the contract owners or policy holders (contract owners) for the purchase or redemption of shares. Participating insurance companies purchase or redeem shares for separate accounts at net asset value (NAV) without any sales or redemption charge. Any separate charges imposed by the participating insurance company are described in the accompanying prospectus of the participating insurance company. A participating insurance company may also impose certain restrictions or limitations on the allocation of purchase payment or contract value to the portfolios in a separate account. Prospective investors should consult the applicable participating insurance company prospectus for information regarding fees and expenses of the contract and separate account and any applicable restrictions or limitations.

The share price that applies to a purchase or redemption order of portfolio shares is based on the next calculation of the NAV per share that is made after the participating insurance company receives such order from the contract owner on a regular business day. See "Calculating Your Share Price" for more information. Only the participating insurance companies that hold portfolio shares in their separate accounts for the benefit of contract owners can place orders to purchase or redeem shares. Contract owners should not directly contact the portfolio to request a purchase or redemption of portfolio shares. Contract owners should refer to the instructions in the participating insurance company prospectus for more information.

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CALCULATING YOUR SHARE PRICE.

Your share price is based on the portfolio's NAV per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A portfolio's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of portfolio shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the portfolios' board of directors.

Portfolios may hold securities that trade on weekends or other days when the portfolio does not price its shares. Therefore, the net asset value of a portfolio's shares may change on days when shareholders will not be able to purchase or redeem their shares.

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MANAGING YOUR INVESTMENT

TAXES. For a discussion of the tax status of a variable annuity contract or a variable life insurance policy, please consult your tax professional or refer to the accompanying prospectus of the participating insurance company. Because shares of the portfolios may be purchased only through insurance company separate accounts for variable annuity contracts and variable life insurance policies, dividends paid by the portfolio from net investment income and distributions (if any) of net realized short term and long term capital gains will be taxable, if at all, to the participating insurance company.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

DIVIDENDS AND DISTRIBUTIONS. Dividends from the portfolios' net investment income and distributions from the portfolios' realized capital gains, if any, are declared and paid once each calendar year. The portfolios have no fixed dividend rate and cannot guarantee that dividends will be paid. Dividend and capital gain distributions will be in cash or reinvested in full or fractional shares of the portfolio paying the distribution at NAV.

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POTENTIAL CONFLICTS OF INTEREST

Shares of the portfolios may serve as the underlying investments for both variable annuity and variable life insurance contracts of various insurance companies. Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The portfolios currently do not foresee any such conflict. However, the Board of Directors of the portfolios intends to monitor events to identify any material conflicts that may arise and determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more participating insurance companies' separate accounts might be required to withdraw its investments in the portfolios. This might force the portfolios to sell securities at disadvantageous prices.

                              7 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

ADDITIONAL INFORMATION

MANAGEMENT

U.S. Bancorp Piper Jaffray Asset Management, Inc. is the portfolios' investment advisor. U.S. Bancorp Piper Jaffray Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of June 1, 2001, U.S. Bancorp Piper Jaffray Asset Management and its affiliates had more than $113 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Piper Jaffray Asset Management manages the portfolios' business and investment activities, subject to the authority of the board of directors.

Each portfolio pays the investment advisor a monthly fee for providing investment advisory services, at the annual rate set forth in the table:

                                                                    Advisory fee
                                                                       as a % of
                                                                   average daily
                                                                      net assets
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LARGE CAP GROWTH PORTFOLIO(1)                                              0.00%
MID CAP GROWTH PORTFOLIO(1)                                                0.00%
SMALL CAP GROWTH PORTFOLIO(1)                                              0.00%
TECHNOLOGY PORTFOLIO(1)                                                    0.00%
INTERNATIONAL PORTFOLIO(1)                                                 0.00%
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(1)The advisor is currently waiving its advisory fee for each of the portfolios.
The current contractual advisory fee rate for Large Cap Growth Portfolio, Mid
Cap Growth Portfolio, Small Cap Growth Portfolio, Technology Portfolio and International Portfolio, is 0.65%, 0.70%, 0.70%, 0.70% and 1.10%, respectively.

INVESTMENT ADVISOR

U.S. BANCORP PIPER JAFFRAY ASSET MANAGEMENT, INC.
601 SECOND AVENUE SOUTH
MINNEAPOLIS, MINNESOTA 55402

SUB-ADVISOR

CLAY FINLAY INC.
200 PARK AVENUE
NEW YORK, NEW YORK 10166

Clay Finlay Inc. (Clay Finlay) is the sub-advisor to the International Portfolio and is responsible for the investment and reinvestment of the fund's assets and the placement of brokerage transaction for the fund. Clay Finlay has been retained by the fund's investment advisor and is paid a portion of the advisory fee.

Clay Finlay, an international equity investment management firm, headquartered in New York, was founded in 1982, and has a network of offices in London, Geneva, Melbourne and Tokyo. International equity investment management has always been Clay Finlay's only business. Clay Finlay offers a full range of Global, International (Diversified and Concentrated) and regional (Europe, Continental Europe, Japan, Pacific Basin ex Japan and Global Emerging Markets) equity mandates. Clay Finlay is a wholly owned subsidiary of Old Mutual plc. Old Mutual is a publicly owned international financial services group listed on the London Stock Exchange. As of June 30, 2000, Clay Finlay had $5.7 billion in assets under management.

PORTFOLIO MANAGEMENT

Each portfolio's investments are managed by a team of persons associated with U.S. Bancorp Piper Jaffray Asset Management, or, in the case of International Portfolio, by a team of persons associated with Clay Finlay.

                              8 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

ADDITIONAL INFORMATION

COMPARATIVE FUND PERFORMANCE

Large Cap Growth Portfolio, Mid Cap Growth Portfolio, Small Cap Growth Portfolio, Technology Portfolio and International Portfolio (Portfolios) are each recently organized series of First American Insurance Portfolios, Inc. and do not yet have a full calendar year of performance history. However, each of these Portfolios is substantially similar, i.e., each has identical investment objectives, strategies, risks and policies, to Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Technology Fund and International Fund (Funds), respectively, offered through First American Investment Funds, Inc., another registered open-end investment company managed by the investment advisor, U.S. Bancorp Piper Jaffray Asset Management or, in the case of International Fund, sub advised by Clay Finlay. Performance information for the Funds is presented to provide you with the track record (performance and volatility) of the advisor (sub advisor in the case of International Fund) in managing Funds that have been managed in a substantially similar fashion to the way the advisor will manage the Portfolios. The illustrations below for Large Cap Growth Fund, Mid Cap Growth Fund and Small Cap Growth Fund are based on Class A retail shares, and for Technology Fund and International Fund are based on Class Y institutional shares. Of course, past performance does not guarantee future results, and investors should not consider this data as a substitute for past performance of the portfolios or as an indication of future performance of the Portfolios.

The bar chart shows you how the performance of each Fund has varied from year to year. The table compares each Fund's performance over different time periods to that of the Fund's benchmark index, which is a broad measure of market performance, is unmanaged, has no expenses and is unavailable for investment. The bar chart and the table assume that all distributions have been reinvested and reflect the Fund's fees and expenses (after waivers). Performance reflects voluntary fee waivers in effect. In the absence of such waivers, performance would be reduced.

Fees and expenses for Class IA shares of the Portfolios, offered in this prospectus as an investment for variable annuity contracts, differ from the fees and expenses reflected in the performance returns for Funds set forth below. Total fees and expenses for each Portfolio, including any fee waivers, are disclosed in the participating insurance company prospectus. The comparative performance information presented does not reflect the deduction of any separate fees that would have been imposed by participating insurance companies in connection with their sale of variable annuity contracts to investors; if the performance had been adjusted to reflect any such fees, returns would be lower. Investors should refer to the participating insurance company's prospectus describing all related contract fees; any such fees will reduce the performance of the Portfolios.


COMPARATIVE PERFORMANCE INFORMATION

--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2)

[BAR CHART]

-2.15%   -1.00%   32.43%   22.93%   21.42%   23.56%   37.76%   -17.64%
--------------------------------------------------------------------------------
 1993     1994     1995     1996     1997     1998     1999      2000

Best Quarter:
Quarter ending:     December 31, 1999        22.65%

Worst Quarter:
Quarter ending:     December 31, 2000       (19.70)%

AVERAGE ANNUAL TOTAL RETURNS                  Inception                                Since
AS OF 12/31/00(2)                                  Date    One Year   Five Years   Inception
--------------------------------------------------------------------------------------------
Large Cap Growth Fund                          12/18/92    (22.16)%       14.61%      11.95%
--------------------------------------------------------------------------------------------
Russell 1000 Growth Fund(3)                                (22.43)%       18.15%      16.25%
--------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(4)                    (9.11)%       18.33%      17.19%
--------------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/01 through 6/30/01 was (23.07)%.

(2)Performance returns in the bar chart and the table are presented net of fees and expenses which, for the fiscal year ended September 30, 2000, were 1.05% for Large Cap Growth Fund. Class A share returns presented in the table reflect the 5.50% front-end sales charge normally imposed on those shares. Shares of the Large Cap Growth Portfolio have no sales charge.

(3)The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's 500 Index as a benchmark. Going forward, the fund will use the Russell 1000 Growth Index as a comparison, because its composition better matches the fund's investment objectives and strategies. The since inception performance of the index is calculated from 12/31/92. The Russell 1000 Growth Index will be the comparative benchmark for Large Cap Growth Portfolio.

(4)An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 12/31/92

                              9 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

ADDITIONAL INFORMATION

COMPARATIVE FUND PERFORMANCE

--------------------------------------------------------------------------------
MID CAP GROWTH FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2),(3),(4)

[BAR CHART]

65.53%  7.23%  18.46%  -4.90%  39.35%  11.84%  23.40%  10.58%  54.59%  3.51%
--------------------------------------------------------------------------------
 1991   1992    1993    1994    1995    1996    1997    1998    1999   2000

Best Quarter:
Quarter ending:     December 31, 1999        47.75%

Worst Quarter:
Quarter ending:     September 30, 1998      (19.34)%

AVERAGE ANNUAL TOTAL RETURNS             Inception
AS OF 12/31/00(2),(4)                         Date    One Year   Five Years    Ten Years
----------------------------------------------------------------------------------------
Mid Cap Growth Fund                        4/23/90     (2.18)%       18.20%       20.45%
----------------------------------------------------------------------------------------
Russell Midcap Growth Fund(5)                         (11.75)%       17.77%       18.10%
----------------------------------------------------------------------------------------
Russell Midcap Index(6)                                 8.25%        16.68%       18.28%
----------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/01 through 6/30/01 was (18.15)%.

(2)Performance returns in the bar chart and the table are presented net of fees and expenses which, for the fiscal year ended September 30, 2000, were 1.15% for Mid Cap Growth Fund. Class A share returns presented in the table reflect the 5.50% front-end sales charge normally imposed on those shares. Shares of the Mid Cap Growth Portfolio have no sales charge.

(3)Mid Cap Growth Fund's 1999 returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that Mid Cap Growth Portfolio's future investment in IPOs will have the same effect on performance as it did in 1999 for Mid Cap Growth Fund.

(4)On 8/7/98, the Mid Cap Growth Fund became the successor by merger to the Piper Emerging Growth Fund, a series of Piper Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to 8/7/98 represents that of the Piper Emerging Growth Fund.

(5)An unmanaged index that measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. Previously, the fund used the Russell Midcap Index as a benchmark. Going forward, the fund will use the Russell Midcap Growth Index as a comparison, because its composition better matches the fund's investment objectives and strategies. The Russell Midcap Growth Index will be the comparative benchmark for Mid Cap Growth Portfolio.

(6)An unmanaged index comprised of the 800 smallest securities in the Russell 1000 Index, which represent approximately 24% of the total market capitalization of the investable U.S. equity market.

                             10 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

ADDITIONAL INFORMATION

COMPARATIVE FUND PERFORMANCE

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2),(3)

[BAR CHART]

-0.42% 40.55% 11.47% 10.98% -2.44% 20.20% 11.68% 29.23%  7.73% 66.76% -5.97%
--------------------------------------------------------------------------------
 1990   1991   1992   1993   1994   1995   1996   1997   1998   1999   2000

Best Quarter:
Quarter ending:     December 31, 1999        51.34%

Worst Quarter:
Quarter ending:     September 30, 1998      (22.14)%

AVERAGE ANNUAL TOTAL RETURNS            Inception
AS OF 12/31/00(2),(3)                        Date    One Year   Five Years    Ten Years
---------------------------------------------------------------------------------------
Small Cap Growth Fund                     3/16/87    (11.15)%       18.17%       16.73%
---------------------------------------------------------------------------------------
Russell 2000 Growth Fund(4)                          (22.43)%        7.15%       12.80%
---------------------------------------------------------------------------------------
Russell 2000 Index(5)                                 (3.02)%       10.32%       15.53%
---------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/01 through 6/30/01 was (6.42)%.

(2)Performance returns in the bar chart and the table are presented net of fees and expenses which, for the fiscal year ended September 30, 2000, were 1.14% for Small Cap Growth Fund. Class A share returns presented in the table reflect the 5.50% front-end sales charge normally imposed on those shares. Shares of the Small Cap Growth Portfolio have no sales charge.

(3)Small Cap Growth Fund's 1999 returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that Small Cap Growth Portfolio's future investment in IPOs will have the same effect on performance as it did in 1999 for Small Cap Growth Fund.

(4)An unmanaged index that measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Previously, the fund used the Russell 2000 Index as a benchmark. Going forward, the fund will use the Russell 2000 Growth Index as a comparison, because its composition better matches the funds investment objectives and strategies. The Russell 2000 Growth Index will be the comparative benchmark for Small Cap Growth Portfolio.

(5)An unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market.

                             11 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

ADDITIONAL INFORMATION

COMPARATIVE FUND PERFORMANCE

--------------------------------------------------------------------------------
TECHNOLOGY FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2),(3)

[BAR CHART]

41.02%   22.43%    7.31%   32.70%   192.59%   -45.62%
--------------------------------------------------------------------------------
 1995     1996     1997     1998     1999       2000

Best Quarter:
Quarter ending:     December 31, 1999        80.67%

Worst Quarter:
Quarter ending:     December 31, 2000       (45.62)%

AVERAGE ANNUAL TOTAL RETURNS                         Inception                                Since
AS OF 12/31/00(2)                                         Date    One Year   Five Years   Inception
---------------------------------------------------------------------------------------------------
Technology Fund                                         4/4/94    (45.62)%       22.64%      26.61%
---------------------------------------------------------------------------------------------------
Standard & Poor's Technology Composite Index(3)                   (39.90)%       26.18%      28.16%
---------------------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/01 through 6/30/01 was (40.55)%.

(2)Performance returns in the bar chart and the table are presented net of fees and expenses which, for the fiscal year ended September 30, 2000, were 0.90% for Technology Fund.

(3)Technology Fund's 1999 returns were primarily achieved buying IPOs and technology related stocks in a period favorable for these investments. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that Technology Portfolio's future investment in IPOs and technology stocks will have the same or a similar effect on performance as it did in 1999 for the Technology Fund.

(4)An unmanaged index comprised of technology stocks in the Standard & Poor's
500. The since inception performance of the index is calculated from 4/30/94. The Standard & Poor's 500 Technology Composite Index will be the comparative benchmark for Technology Portfolio.

--------------------------------------------------------------------------------
INTERNATIONAL FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2),(3)

[BAR CHART]

 9.59%   10.36%    4.88%   17.91%   50.93%   -15.35%
--------------------------------------------------------------------------------
 1995     1996     1997     1998    1999       2000

Best Quarter:
Quarter ending:     December 31, 1999        27.60%

Worst Quarter:
Quarter ending:     September 30, 1998      (16.98)%

AVERAGE ANNUAL TOTAL RETURNS                       Inception                                Since
AS OF 12/31/00(2),(3)                                   Date    One Year   Five Years   Inception
-------------------------------------------------------------------------------------------------
International Fund                                   4/04/94    (15.35)%       11.76%      10.12%
-------------------------------------------------------------------------------------------------
Morgan Stanley Capital International Europe,
Australasia, Far East Index(4)                                  (14.17)%        7.13%       7.28%
-------------------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/01 through 6/30/01 was (14.29)%.

(2)On 7/1/01, Clay Finlay Inc. was hired to sub advise the fund's assets. On 9/21/01, First American International Fund merged with Firstar International Growth Fund and Firstar International Value Fund, two series of Firstar Funds, Inc. sub advised by Clay Finlay. Performance history prior to 9/21/01 represents that of the Firstar International Growth Fund.

(3)Performance returns in the bar chart and the table are presented net of fees and expenses which, for the fiscal year ended September 30, 2000, were 1.35%, for International Fund.

(4)An unmanaged index including approximately 1,100 companies representing the stock markets of 20 European countries, Australia, New Zealand, Japan, Hong Kong and Singapore. The since inception performance of the index is calculated from 4/30/94. The EAFE Index will be the comparative benchmark for the International Portfolio.

                             12 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

ADDITIONAL INFORMATION

MORE ABOUT THE PORTFOLIOS

--------------------------------------------------------------------------------
OBJECTIVES

The portfolios' objectives, which are described in the "Portfolio Summaries" section, may be changed without shareholder approval. If a portfolio's objectives change, you will be notified at least 60 days in advance. Please remember: There is no guarantee that any portfolio will achieve its objectives.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The portfolios' main investment strategies are discussed in the "Portfolio Summaries" section. These are the strategies that the portfolios' investment advisor believes are most likely to be important in trying to achieve the portfolios' objectives. You should be aware that each portfolio may also use strategies and invest in securities that are not described in this Prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call your participating insurance company.

TEMPORARY INVESTMENTS. In an attempt to respond to adverse market, economic, political or other conditions, each portfolio may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the portfolios' advisor. Being invested in these securities may keep a mutual fund from participating in a market upswing and prevent the portfolio from achieving its investment objectives.

PORTFOLIO TURNOVER. Investment managers for the portfolios may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Under normal market conditions, annual portfolio turnover for Technology Portfolio is expected to be high, often exceeding 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the portfolio pays when it buys and sells securities.

--------------------------------------------------------------------------------
RISKS

The main risks of investing in the portfolios are summarized in the "Portfolio Summaries" section. More information about portfolios' risks is presented below.

MARKET RISK. All stocks are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. Prices also are affected by the outlook for overall corporate profitability.

COMPANY RISK. Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

SECTOR RISK. The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk. Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

RISKS OF SMALL-CAP STOCKS. Stocks of small-cap companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. Prices of small-cap stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small-cap companies at the desired time and price.

RISKS OF THE TECHNOLOGY SECTOR. Technology Portfolio invests primarily in equity securities of companies which the portfolio's advisor believes have, or will develop, products, processes or services that will provide or benefit significantly from technological advances and improvements. Competitive pressures may have a significant effect on the financial condition of companies in the technology industry. For example, if technology continues to advance at an accelerated rate and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.

RISKS OF DEVELOPMENT STAGE. Technology Portfolio may have significant investments in development stage and small capitalization companies (above). Stocks of development stage companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. Their stock prices may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of development stage and small capitalization companies at the desired time and price.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key

                             13 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

ADDITIONAL INFORMATION

MORE ABOUT THE PORTFOLIOS CONTINUED

managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

FOREIGN SECURITY RISK. Large Cap Growth Portfolio, Mid Cap Growth Portfolio, Small Cap Growth Portfolio and Technology Portfolio may each invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

RISKS OF INTERNATIONAL INVESTING. International Portfolio invests primarily in equity securities that trade in markets other than the United States. International investing involves risks not typically associated with U.S. investing. These risks include:

CURRENCY RISK. Because foreign securities often trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect International Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the portfolio.

POLITICAL AND ECONOMIC RISKS. International investing is subject to the risk of political, social or economic instability in the country of the issuer of a security, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets and nationalization of assets.

FOREIGN TAX RISK. International Portfolio's income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the portfolios also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. To the extent foreign income taxes are paid by the portfolio, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes. See the Statement of Additional Information for details.

RISK OF INVESTMENT RESTRICTIONS. Some countries, particularly emerging markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

FOREIGN SECURITIES MARKET RISK. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local brokers and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and brokers are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

INFORMATION RISK. Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies. As a result, less information may be available to investors concerning non-U.S. issuers. Accounting and financial reporting standards in emerging markets may be especially lacking.

RISKS OF EURO CONVERSION. On January 1, 1999, the European Union introduced a single currency, the Euro, which was adopted as the common legal currency for participating member countries. Existing sovereign currencies of the participating countries will remain legal tender in those countries, as denominations of the Euro, until January 1, 2002. Participating countries are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

Whether the Euro conversion will materially affect International Portfolio's performance is uncertain. The portfolio may be affected by the Euro's impact on the business or financial condition of European issuers held by the portfolio. The ongoing process of establishing the Euro may result in market volatility. In addition, the transition to the Euro and the elimination of currency risk among participating countries may change the economic environment and behavior of investors, particularly in European markets. To the extent International Portfolio holds non-U.S. dollar (Euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

RISKS OF ACTIVE MANAGEMENT. Each portfolio is actively managed and performance therefore will reflect in part the advisor's or sub-advisor's ability to make investment decisions which are suited to achieving the portfolios' respective investment objectives. Due to their active management, the portfolios could underperform other mutual funds with similar investment objectives.

RISKS OF SECURITIES LENDING. hen a portfolio loans its securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the portfolios enter into loan arrangements only with institutions which the portfolios' advisor has determined are creditworthy under guidelines established by the portfolios' board of directors.

                             14 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

This information is intended to help you understand each portfolio's financial performance for the period of the portfolio's operations. Some of this information reflects financial results for a single portfolio share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a portfolio, assuming you reinvested all your dividends and distributions.

The information presented for Class IA shares of Large Cap Growth Portfolio, Technology Portfolio and International Portfolio has been derived from financial statements that have been audited by Ernst & Young LLP, whose report along with the portfolios' financial statements are included in their annual report, which is available upon request.

The information presented for the period ended June 30, 2001 for Class IA shares of the portfolios is unaudited.


LARGE CAP GROWTH PORTFOLIO

                                                                                     Period from
                                                                                  January 1, 2001 to       Period from
                                                                                    June 30, 2001      April 28, 2000(1) to
CLASS IA SHARES                                                                      (unaudited)         December 31, 2000
---------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                    $ 8.28                 $10.00
                                                                                        ------                 ------
Investment Operations:
         Net Investment Income (Loss)                                                       --                     --
         Net Gains (Losses) on Investments
              (both realized and unrealized)                                             (1.87)                 (1.72)
                                                                                        ------                 ------
         Total From Investment Operations                                                (1.87)                 (1.72)
                                                                                        ------                 ------
Less Distributions:
         Dividends (from net investment income)                                             --                     --
         Distributions (from capital gains)                                                 --                     --
                                                                                        ------                 ------
         Total Distributions                                                                --                     --
                                                                                        ------                 ------
Net Asset Value, End of Period                                                          $ 6.41                 $ 8.28
                                                                                        ======                 ======
Total Return                                                                            (22.58)%(3)            (17.20)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                         $2,616                 $1,600
Ratio of Expenses to Average Net Assets                                                   0.80%(2)               0.80%(2)
Ratio of Net Investment Income (Loss) to Average Net Assets                               0.20%(2)              (0.07)%(2)
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)            4.39%(2)               9.26%(2)
Ratio of Net Investment Loss to Average Net Assets (excluding waivers)                   (3.43)%(2)             (8.53)%(2)
Portfolio Turnover Rate                                                                     42%(3)                 30%
---------------------------------------------------------------------------------------------------------------------------

(1)Commencement of operations.

(2)Annualized.

(3)Not annualized.

                             15 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS CONTINUED


MID CAP GROWTH PORTFOLIO

                                                                             Period from
                                                                     January 4, 2001(1) through
                                                                            June 30, 2001
CLASS IA SHARES                                                              (unaudited)
-----------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                            $10.00
                                                                                ------
Investment Operations:
         Net Investment Income (Loss)                                               --
         Net Gains (Losses) on Investments
              (both realized and unrealized)                                     (1.19)
                                                                                ------
         Total From Investment Operations                                        (1.19)
                                                                                ------
Less Distributions:
         Dividends (from net investment income)                                     --
         Distributions (from capital gains)                                         --
                                                                                ------
         Total Distributions                                                        --
                                                                                ------
Net Asset Value, End of Period                                                  $ 8.81
                                                                                ======
Total Return                                                                    (11.90)%(3)

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                 $1,121
Ratio of Expenses to Average Net Assets                                           0.90%(2)
Ratio of Net Income (Loss) to Average Net Assets                                 (0.06)%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)                       8.65%(2)
Ratio of Net Income (Loss) to Average Net Assets (excluding waivers)             (7.81)%(2)
Portfolio Turnover Rate                                                            149%(3)
-----------------------------------------------------------------------------------------------

(1)Commencement of operations.

(2)Annualized.

(3)Not annualized.


SMALL CAP GROWTH PORTFOLIO

                                                                             Period from
                                                                     January 4, 2001(1) through
                                                                            June 30, 2001
CLASS IA SHARES                                                              (unaudited)
-----------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                            $10.00
                                                                                ------
Investment Operations:
         Net Investment Income (Loss)                                               --
         Net Gains (Losses) on Investments
              (both realized and unrealized)                                     (0.15)
                                                                                ------
         Total From Investment Operations                                        (0.15)
                                                                                ------
Less Distributions:
         Dividends (from net investment income)                                     --
         Distributions (from capital gains)                                         --
                                                                                ------
         Total Distributions                                                        --
                                                                                ------
Net Asset Value, End of Period                                                  $ 9.85
                                                                                ======
Total Return                                                                     (1.50)%(3)

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                 $1,095
Ratio of Expenses to Average Net Assets                                             90%(2)
Ratio of Net Income (Loss) to Average Net Assets                                 (0.25)%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)                       8.14%(2)
Ratio of Net Income (Loss) to Average Net Assets (excluding waivers)             (7.49)%(2)
Portfolio Turnover Rate                                                            130%(3)

-----------------------------------------------------------------------------------------------

(1)Commencement of operations.

(2)Annualized.

(3)Not annualized.


                             16 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS CONTINUED


TECHNOLOGY PORTFOLIO

                                                                                       Period from
                                                                                    January 1, 2001 to        Period from
                                                                                      June 30, 2001      April 28, 2000(1) to
CLASS IA SHARES                                                                        (unaudited)         December 31, 2000
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                      $ 5.79                 $10.00
                                                                                          ------                 ------
Investment Operations:
         Net Investment Income (Loss)                                                         --                  (0.01)
         Net Gains (Losses) on Investments
              (both realized and unrealized)                                               (2.22)                 (4.20)
                                                                                          ------                 ------
         Total From Investment Operations                                                  (2.22)                 (4.21)
                                                                                          ------                 ------
Less Distributions:
         Dividends (from net investment income)                                               --                     --
         Distributions (from capital gains)                                                   --                     --
                                                                                          ------                 ------
         Total Distributions                                                                  --                     --
                                                                                          ------                 ------
Net Asset Value, End of Period                                                            $ 3.57                 $ 5.79
                                                                                          ======                 ======
Total Return                                                                              (38.34)%(3)            (42.10)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                           $2,108                 $1,447
Ratio of Expenses to Average Net Assets                                                     0.90%(2)               0.90%(2)
Ratio of Net Investment Income (Loss) to Average Net Assets                                (0.12)%(2)             (0.18)%(2)
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)              5.28%(2)               8.88%(2)
Ratio of Net Investment Loss to Average Net Assets (excluding waivers)                     (4.50)%(2)             (8.16)%(2)
Portfolio Turnover Rate                                                                      161%(3)                149%
-----------------------------------------------------------------------------------------------------------------------------

(1)Commencement of operations.

(2)Annualized.

(3)Not annualized.


INTERNATIONAL PORTFOLIO

                                                                                       Period from
                                                                                    January 1, 2001 to       Period from
                                                                                      June 30, 2001      April 28, 2000(1) to
CLASS IA SHARES                                                                        (unaudited)         December 31, 2000
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                      $ 8.09                 $10.00
                                                                                          ------                 ------
Investment Operations:
         Net Investment Income (Loss)                                                       0.04                     --
         Net Gains (Losses) on Investments
              (both realized and unrealized)                                               (1.27)                 (1.91)
                                                                                          ------                 ------
         Total From Investment Operations                                                  (1.23)                 (1.91)
                                                                                          ------                 ------
Less Distributions:
         Dividends (from net investment income)                                               --                     --
         Distributions (from capital gains)                                                   --                     --
                                                                                          ------                 ------
         Total Distributions                                                                  --                     --
                                                                                          ------                 ------
Net Asset Value, End of Period                                                            $ 6.86                 $ 8.09
                                                                                          ======                 ======
Total Return                                                                              (15.20)%(3)            (19.10)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                           $4,319(2)              $3,396
Ratio of Expenses to Average Net Assets                                                     1.35%(2)               1.35%(2)
Ratio of Net Investment Income (Loss) to Average Net Assets                                 0.96%(2)              (0.07)%(2)
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)              3.60%(2)               5.23%(2)
Ratio of Net Investment Loss to Average Net Assets (excluding waivers)                     (1.29)%(2)             (3.95)%(2)
Portfolio Turnover Rate                                                                       33%(3)                 64%
-----------------------------------------------------------------------------------------------------------------------------

(1)Commencement of operations.

(2)Annualized.

(3)Not annualized.


                             17 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the portfolios is available in the portfolios' Statement of Additional Information and annual and semiannual reports.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the portfolios and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the portfolios' investments will be available in the portfolios' annual and semiannual reports to shareholders. In the portfolios' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the portfolios' performance during their last fiscal year.

You can obtain a free copy of the portfolios' SAI and/or free copies of the portfolios' most recent annual or semiannual reports by calling Investor Services at 1-800-677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the portfolios is also available on the Internet. Text-only versions of portfolio documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Piper Jaffray Asset Management, Inc. serves as the investment advisor to the First American Funds.

SEC file number: 811-09765

FAIP-2001


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